Business Combinations - Summary of Amount of Identified Assets Acquired and Liabilities Assumed (Details) ¥ in Billions	Dec. 31, 2016 CNY (¥)
Recognized amounts of identifiable assets acquired and liabilities assumed:
Goodwill	¥ 17.8